Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisitions

Note 5 - Acquisitions

SportsHub Games Network, Inc. (“SportsHub”)

Description of the Transaction

On December 22, 2022, SharpLink, through its wholly owned subsidiary, SHGN Acquisition Corp (“Acquirer” or the “Merger Subsidiary”) acquired all of the outstanding capital stock of SportsHub (the “SportsHub Acquisition”), via an Agreement and Plan of Merger, dated as of September 6, 2022 (the “SportsHub Merger Agreement”). In accordance with the terms of the SportsHub Merger Agreement between the Acquirer, SportsHub and an individual acting as the SportsHub stockholders’ representative (the “Stockholder Representative”):

●	SharpLink issued an aggregate of 431,926 ordinary shares to the equity holders of SportsHub, on a fully diluted basis, including 377,985 ordinary shares actually issued on December 22, 2022 and an additional aggregate of 53,941 shares being held in escrow as well as shares held in escrow for indemnifiable losses and for the reimbursement of expenses incurred by the Stockholder Representative in performing his duties pursuant to the SportsHub Merger Agreement. An additional aggregate of 40,585 ordinary shares were reserved for future issuance, including 23,714 ordinary shares reserved for SportsHub shareholders who had yet to provide the applicable documentation required in connection with the SportsHub Acquisition and were issued in June 2023 when the documentation was available. 13,975 ordinary shares underlying the options and 2,896 ordinary shares underlying the warrants have not been issued.

●	SportsHub merged with and into the Merger Subsidiary, with the Merger Subsidiary remaining as the surviving corporation and wholly owned subsidiary of SharpLink.

●	SportsHub, which owned 889,380 ordinary shares of SharpLink prior to the merger, distributed those shares to its stockholders immediately prior to the consummation of the Merger. These shares were not part of the purchase consideration.

●	SharpLink assumed $5,387,850 of SportsHub’s debt as purchase consideration.

Identification of Accounting Acquirer

The transaction was accomplished through a direct acquisition, whereby SHGN Acquisition Corp effectively acquired all of the outstanding capital stock of SportsHub, as a result of which SHGN Acquisition Corp obtained control over SportsHub. Therefore, SHGN Acquisition Corp has been determined to be the acquirer in the transaction, and SportsHub the acquiree.

Determining the Acquisition Date

The Acquirer obtained control of SportsHub following the exchange of consideration on December 22, 2022. Thus, the closing date of December 22, 2022 was the acquisition date.

Purchase Price

The purchase price is based on SharpLink’s closing share price of $2.90 on December 22, 2022 and 472,513 of ordinary shares as well as the fair value of Seller’s term loan of $1,267,199 and line of credit of $4,120,651. The following table represents the purchase consideration paid in the SportsHub Acquisition:

Description	Amount
Fair Value of Equity Consideration	$1,370,287
Fair Value of Seller Platinum Line of Credit and Loan	5,387,850
Total Purchase Price	$6,758,137

Purchase Price Allocation

The SportsHub Acquisition assets and liabilities were measured at fair values as of December 22, 2022, primarily based on the valuation determined by an independent valuation, which were based on income-based method and relief from royalty method. Estimates of fair value represent management’s best estimate of assumptions about future events and uncertainties, including significant judgments related to future cash flows, discount rates, competitive trends, margin and revenue growth assumptions, including royalty rates and customer attrition rates and others. Inputs used were generally obtained from historical data supplemented by current and anticipated market conditions and growth rates expected as of the acquisition date.

The fair value of the assets acquired and liabilities assumed as of December 22, 2022 were as follows:

Assets:
Cash	$38,255,266
Restricted cash	10,604,004
Accounts receivable	186,712
Prepaid expenses and other current assets	1,916,932
Equipment	11,953
Other long-term assets	95,793
Intangible assets	2,390,000
Total Assets	$53,460,660

Liabilities:
Accrued expenses	$284,345
Deferred tax liabilities	48,775
Deferred revenue	3,574,285
Other current liabilities	47,657,117
Other long-term liabilities	106,705
Total liabilities	$51,671,227

Net assets acquired, excluding goodwill	$1,789,433

Goodwill	4,968,703

Purchase consideration for accounting acquiree	$6,758,137

The fair value, as determined by assumptions that market participants would use in pricing the assets, and weighted average useful life of the identifiable intangible assets are as follows:

		Weighted Average
	Fair Value	Useful Life (Years)
Customer relationships	$1,550,000	5
Trade names	640,000	6
Acquired technology	200,000	5
	$2,390,000

The excess of consideration for the acquisition over the fair value of net assets acquired was recorded as goodwill and derived from the market price of the shares at the time of the SportsHub Acquisition. The goodwill created in the acquisition is not expected to be deductible for tax purposes.

As of June 30, 2023, the calculation and allocation of the purchase price to tangible and intangible assets and liabilities is preliminary, as the Company is still in the process of accumulating all of the required information to finalize the opening balance sheet and calculations of intangible assets.

Transaction Costs

SharpLink’s transaction costs incurred in connection with the SportsHub Acquisition were $83,866 for the year ended December 31, 2022. These costs were primarily comprised of professional fees, recorded in selling, general and administrative expenses in the consolidated statement of operations. The transaction costs are not expected to be deductible for tax purposes.

Unaudited Pro Forma Information

The following unaudited supplemental pro forma financial information presents the financial results for the six months ended June 30, 2022 as if the SportsHub Acquisition had occurred on January 1, 2022. The pro forma financial information includes, where applicable, adjustments for: (i) additional amortization expense of $220,889 would have been recognized related to the acquired intangible assets in 2022 and (ii) transaction costs and other one-time non-recurring costs which reduced expenses by $83,866 in 2022.

The pro forma financial information excludes adjustments for estimated cost synergies or other effects of the integration of SportsHub:

June 30, 2022

Revenues	$5,699,941

Loss from continuing operations	(11,617,505)
Less: dividends accrued on series B preferred stock	(5,841)
Net loss from continuing operations available to ordinary shareholders	(11,623,346)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	(1,255,654)
Net loss available to ordinary shareholders	(12,879,000)

Basic and diluted:
Net loss from continuing operations per share	$(4.92)
Net loss from discontinued operations per share	(0.53)
Net loss per share	$(5.45)

The pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of the operating results that would have been achieved had the SportsHub Acquisition been completed as of the date indicated or the results that may be obtained in the future.

Note 3 – Acquisitions

Mer Telemanagement Solutions Ltd. (“MTS”)

Description of the Transaction

On July 26, 2021, Mer Telemanagement Solutions Ltd. (“MTS”), New SL Acquisition Corp., a wholly owned subsidiary of MTS (“Merger Sub”) and privately held SharpLink, Inc. (“SharpLink, Inc.”) entered into an Agreement and Plan of Merger (the “Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into SharpLink, Inc., with SharpLink, Inc. surviving as a wholly-owned subsidiary of legacy MTS (the “Reverse Merger” or “MTS Merger”). Following the MTS Merger, the Company changed its name from Mer Telemanagement Solutions Ltd. to SharpLink Gaming Ltd. (the “Company”). On a pro forma and fully-diluted basis for the Company, SharpLink, Inc. shareholders own approximately 86% of the Company, inclusive of a stock option pool of 10% of the fully-diluted outstanding share capital of the Company, and legacy MTS securityholders own approximately 14% of the fully-diluted outstanding capital of the Company.

As a result of the MTS Merger, each outstanding share of SharpLink, Inc. common stock was converted into the right to receive SharpLink Gaming Ltd. ordinary shares as calculated pursuant to the Exchange Ratio, as defined in the Merger Agreement. Each outstanding share of SharpLink, Inc. Series A preferred stock was converted into the right to receive SharpLink Gaming Ltd. Series A-1 preferred stock, calculated pursuant to the Exchange Ratio. Each outstanding share of SharpLink, Inc. Series A-1 preferred stock was converted into the right to receive SharpLink Gaming Ltd. Series A-1 preferred stock, calculated pursuant to the Exchange Ratio. Each outstanding share of SharpLink, Inc. Series B preferred stock was converted into the right to receive SharpLink Gaming Ltd. Series B preferred stock, calculated pursuant to the Exchange Ratio.

In connection with a closing condition of the Merger Agreement, a major shareholder of both legacy MTS and SharpLink, Inc., invested $6,000,000 in exchange for 369,287 shares of SharpLink Gaming Ltd. Series B preferred stock.

Identification of Accounting Acquirer

As a result of the MTS Merger, SharpLink, Inc. shareholders owned 86% of the Company on a fully diluted and as-converted basis, and held a majority of the voting shares. Additionally, immediately following the closing of the MTS Merger, legacy MTS directors and officers agreed to resign, pursuant to the Merger Agreement. SharpLink, Inc.’ executives became officers of the Company and new members were appointed to the board of directors. The MTS Merger represented a reverse acquisition in which SharpLink, Inc. was the accounting acquirer and legacy MTS was the accounting acquiree. The Company applied the acquisition method of accounting to the identifiable assets and liabilities of legacy MTS, which have been measured at estimated fair value as of the date of the business combination.

Purchase Price

The purchase price was based on the legacy MTS closing share price of $68.00 on July 26, 2021 and 249,216 and 67,078 of Ordinary Shares and Preferred Shares, respectively, outstanding as of July 26, 2021, as well as the fair value of 10,833 share options and warrants outstanding as of July 26, 2021. The following table represents the purchase consideration paid in the MTS Merger.

MTS issued and outstanding ordinary shares immediately prior to Merger	316,295
MTS share price on July 26, 2021	$68.00
MTS ordinary shares fair value	21,508,067
MTS warrants and options fair value	$601,965
Purchase consideration for accounting acquiree	$22,110,032

The fair values of the MTS warrants and options, which are further disclosed in Notes 10 and 12, respectively, were determined using a Black Scholes option-pricing model with the following assumptions:

MTS Warrants - $2.642 strike price
Fair value of ordinary shares	$68.00
Exercise price	$26.40
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$44.91
Warrants	5,833
Fair value	$261,965

MTS Warrants - $0 strike price
Fair value of ordinary shares	$68.00
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$68.00
Warrants	2,500
Fair value	$170,000

MTS Options - $0 strike price
Fair value of ordinary shares	$68.00
Exercise price	$0.00
Expected volatility	54.7%
Expected dividends	0.0%
Expected term (in years)	3.0
Risk-free rate	0.38%

Fair value per warrant	$68.00
Warrants	2,500
Fair value	$170,000

Purchase Price Allocation

The MTS assets and liabilities were measured at estimated fair values at July 26, 2021, primarily using Level 3 inputs. Estimates of fair value represent management’s best estimate of assumptions about future events and uncertainties, including significant judgments related to future cash flows, discount rates, competitive trends, margin and revenue growth assumptions including royalty rates and customer attrition rates and others. Inputs used were generally obtained from historical data supplemented by current and anticipated market conditions and growth rates expected as of the acquisition date.

The fair value of the assets acquired and liabilities assumed as of July 26, 2021 were as follows:

Assets:
Cash	916,000
Restricted cash	1,016,000
Accounts receivable	356,000
Prepaid expenses and other current assets	322,000
Equipment	25,000
Other long-term assets	261,000
Intangible assets	483,000

Total Assets	$3,379,000

Liabilities:
Accrued expenses	2,129,000
Deferred revenue	914,000
Other current liabilities	495,000
Other long-term liabilities	312,000

Total liabilities	$3,850,000

Net assets acquired, excluding goodwill	$(471,000)

Goodwill	22,581,032

Purchase consideration for accounting acquiree	$22,110,032

The fair value, as determined by assumptions that market participants would use in pricing the assets, and weighted average useful life of the identifiable intangible assets are as follows:

		Weighted Average
	Fair Value	Useful Life (Years)
Customer relationships	$414,000	4
Developed technology	69,000	3
	$483,000

The excess of the consideration for the acquisition over the fair value of net assets acquired was recorded as goodwill and derived from the market price of the shares at the time of the MTS Merger in the go-public transaction. During the year ended December 31, 2021, $21,722,213 of the MTS goodwill was impaired. The goodwill created in the acquisition is not expected to be deductible for tax purposes.

The allocation of purchase price is subject to finalization during a period not to exceed one year from the acquisition date. Adjustments to the preliminary allocation of purchase price may occur related to finalization of income taxes.

Transaction Costs

SharpLink’s transaction costs incurred in connection with the MTS Merger were $3,084,341 for the year ended December 31, 2021. These costs were primarily comprised of professional fees, recorded in selling, general and administrative expenses in the consolidated statement of operations. The transaction costs are not expected to be deductible for tax purposes.

Results of the Legacy MTS Business Subsequent to the Acquisition

For the year ended December 31, 2021, the legacy MTS business had revenues and net loss of $1,517,001 and $22,173,554, respectively, which includes the impact of purchase accounting adjustments and goodwill impairment of $21,722,213. These results are included in the consolidated statements of operations for the period from July 26, 2021 through December 31, 2021. The financial results of the MTS business have been reflected as the Company’s Enterprise TEM segment from the date of acquisition.

FourCubed

Description of the Transaction

On December 31, 2021, SharpLink Gaming Ltd., through its wholly owned subsidiary FourCubed Acquisition Company, LLC, acquired certain business assets of FourCubed (“FourCubed Acquisition”) for total consideration of $6,886,523 in cash and 60,611 ordinary shares of SharpLink Gaming Ltd. with an acquisition date fair value of $1,606,202. Consideration of $6,195,000 was paid on the date of closing, $130,000 plus repayment of cash acquired of $311,523 is due within 45 days after closing and $250,000 is due within six months after closing and subject to indemnity claims. Subsequent to closing, the seller is able to earn up to an additional 58,775 ordinary shares of SharpLink Gaming Ltd. by maintaining employment and meeting certain performance conditions (“Earnout”).

Earnout

The Company accounts for an earnout as business combination consideration or compensation in accordance with ASC 805, Business Combinations, and/or ASC 718, Compensation – Stock Compensation, depending on the specific terms of the agreement.

Based on the terms of the agreement, the number of ordinary shares to be paid is fixed as of the agreement date and is paid in the form of ordinary shares in multiple tranches, contingent on continued employment and the achievement of performance milestones, such as business activities, revenue targets and gross margin targets.

In March 2022, the seller’s employment was terminated. No performance-based milestones were achieved prior to termination. As the earnout is contingent upon achieving specified milestones and continued employment, the Company does not expect to recognize compensation cost related to the earnout.

Purchase Price

The purchase price was based on the cash consideration paid and 60,611 ordinary shares issued and valued at the closing share price of $26.50 on December 31, 2021. The following table represents the purchase consideration to be paid in the FourCubed Acquisition.

Ordinary shares issued to seller	60,611
Ordinary share price on December 31, 2021	$26.50
Consideration in ordinary shares	1,606,202
Cash paid to Seller	6,195,000
Due to Seller	691,523
Purchase consideration	$8,492,725

Purchase Price Allocation

The FourCubed assets and liabilities were measured at estimated fair values at December 31, 2021, primarily using Level 3 inputs. Estimates of fair value represent management’s best estimate of assumptions about future events and uncertainties, including significant judgments related to future cash flows, discount rates, competitive trends, margin and revenue growth assumptions including customer attrition rates, cost to recreate intellectual property and others. Inputs used were generally obtained from historical data supplemented by current and anticipated market conditions and growth rates expected as of the acquisition date.

The fair value of the assets acquired and liabilities assumed as of December 31, 2021 were as follows:

Assets:
Cash	$311,523
Accounts receivable	424,593
Prepaid expenses and other current assets	9,468
Intangible assets	4,928,000

Total assets	$5,673,584

Liabilities:
Accrued expenses	$311,026

Total liabilities	311,026

Net assets acquired, excluding goodwill	$5,362,558

Goodwill	3,130,167

Purchase consideration for accounting acquiree	$8,492,725

The fair value, as determined by assumptions that market participants would use in pricing the assets, and weighted average useful life of the identifiable intangible assets are as follows:

		Weighted Average
	Fair Value	Useful Life (Years)
Customer relationships	$4,144,000	10
Developed technology	784,000	1
	$4,928,000

The excess of the consideration for the acquisition over the fair value of net assets acquired was recorded as goodwill, which is attributed to expected synergies and expanded market opportunities from combining the Company’s operations with FourCubed. The goodwill created in the acquisition is expected to be deductible for tax purposes.

FourCubed earns advertising commissions from online gambling sites for connecting individuals to the sites. FourCubed has one performance obligation: to make the connection between the individual and the online gambling site. FourCubed is compensated for that delivery through a cost per acquisition model (CPA) or revenue share model.

In February 2022, FourCubed was notified by Entain plc, a gaming operator from which FourCubed earned over 85 percent of its revenues, that it intends to exit the Russian market. FourCubed estimates that approximately 40 percent of its annual revenue, with an estimated operating income margin of 25 percent, is earned from players in the Russian market. The Company recorded $3,211,000 of impairment of the customer relationship and a goodwill impairment of $1,515,000, which was due to the loss of access to players in the Russian market due to the exit of FourCubed’s largest customer from that market. The extent of impairment was determined based upon the projected performance of the reporting unit, as determined using an income approach valuation methodology. Key assumptions included in the determination of the reporting unit’s fair value included revenue growth, operating margin, long-term growth rate and discount rate.

Transaction Costs

Transaction costs incurred in connection with the FourCubed Acquisition were $67,130 for the year ended December 31, 2021. These costs were primarily comprised of professional fees, recorded in selling, general and administrative expenses in the consolidated statement of operations. The transaction costs are expected to be deductible for tax purposes.

SportsHub Games Network, Inc. (“SportsHub”)

Description of the Transaction

On December 22, 2022 (the “Close Date”), SharpLink, through its wholly owned subsidiary, SHGN Acquisition Corp (“Acquirer” or the “Merger Subsidiary) acquired all of the outstanding capital stock of SportsHub, via an Agreement and Plan of Merger, dated as of September 6, 2022 (“Merger Agreement”). In accordance with the terms of the Equity Purchase Agreement between the Acquirer, the Acquiree and an individual acting as the SportsHub stockholders’ representative (“the Stockholder Representative”):

●	SharpLink issued an aggregate of 431,926 ordinary shares to the equity holders of SportsHub, on a fully diluted basis, including 377,985 ordinary shares actually issued on December 22, 2022 and an additional aggregate of 53,941 shares being held in escrow as well as shares held in escrow for indemnifiable losses and for the reimbursement of expenses incurred by the Stockholder Representative in performing his duties pursuant to the SportsHub Merger Agreement. An additional aggregate of 40,585 ordinary shares were reserved for future issuance, including 23,714 ordinary shares reserved for SportsHub shareholders who had yet to provide the applicable documentation required in connection with the SportsHub Acquisition, 13,975 ordinary shares underlying the options and 2,896 ordinary shares underlying the warrants have not been issued.

●	SportsHub has merged with and into the Merger Subsidiary, with the Merger Subsidiary remaining as the surviving corporation and wholly owned subsidiary of SharpLink.

●	SportsHub, which owned 889,380 ordinary shares of SharpLink prior to the merger, distributed those shares to SportsHub’s stockholders immediately prior to the consummation of the Merger. These shares were not part of the purchase consideration.

●	SharpLink assumed $5,387,850 of SportsHub’s debt as purchase consideration.

Identification of Accounting Acquirer

The transaction was accomplished through a direct acquisition, whereby SHGN Acquisition Corp effectively acquired all of the outstanding capital stock of SportsHub, as a result of which SHGN Acquisition Corp obtained control over SportsHub. Therefore, SHGN Acquisition Corp has been determined to be the acquirer in the transaction, and SportsHub the acquiree.

Determining the Acquisition Date

The Acquirer obtained control of Acquiree following the exchange of consideration on December 22, 2022. Thus, the closing date of December 22, 2022 was the acquisition date.

Purchase Price

The purchase price is based on SharpLink’s closing share price of $2.90 on December 22, 2022 and 472,513 of Ordinary Shares as well as the fair value of Seller’s term loan of $1,267,199 and line of credit of $4,120,651. The following table represents the purchase consideration paid in the SportsHub Acquisition:

Description	Amount
Fair Value of Equity Consideration	$1,370,287
Fair Value of Seller Platinum Line of Credit and Loan	5,387,850
Total Purchase Price	$6,758,137

Purchase Price Allocation

The SportsHub Acquisition assets and liabilities were measured at fair values as of December 22, 2022, primarily based on the valuation determined by an independent valuation, which were based on income-based method and relief from royalty method. Estimates of fair value represent management’s best estimate of assumptions about future events and uncertainties, including significant judgments related to future cash flows, discount rates, competitive trends, margin and revenue growth assumptions, including royalty rates and customer attrition rates and others. Inputs used were generally obtained from historical data supplemented by current and anticipated market conditions and growth rates expected as of the acquisition date.

The fair value of the assets acquired and liabilities assumed as of December 22, 2022 were as follows:

Assets:
Cash	$38,255,266
Restricted cash	10,604,004
Accounts receivable	186,712
Prepaid expenses and other current assets	1,916,932
Equipment	11,953
Other long-term assets	95,793
Intangible assets	2,390,000
Total Assets	$53,460,660

Liabilities:
Accrued expenses	$284,345
Deferred tax liabilities	48,775
Deferred revenue	3,574,285
Other current liabilities	47,657,117
Other long-term liabilities	106,705
Total liabilities	$51,671,227

Net assets acquired, excluding goodwill	$1,789,433

Goodwill	4,968,703

Purchase consideration for accounting acquiree	$6,758,137

The fair value, as determined by assumptions that market participants would use in pricing the assets, and weighted average useful life of the identifiable intangible assets are as follows:

		Weighted Average
	Fair Value	Useful Life (Years)
Customer relationships	$1,550,000	5
Trade names	640,000	6
Acquired technology	200,000	5
	$2,390,000

The excess of consideration for the acquisition over the fair value of net assets acquired was recorded as goodwill and derived from the market price of the shares at the time of the SportsHub Acquisition. The goodwill created in the acquisition is not expected to be deductible for tax purposes.

As of December 31, 2022, the calculation and allocation of the purchase price to tangible and intangible assets and liabilities is preliminary, as the Company is still in the process of accumulating all of the required information to finalize the opening balance sheet and calculations of intangible assets.

Transaction Costs

SharpLink’s transaction costs incurred in connection with the SportsHub Acquisition were $83,866 for the year ended December 31, 2022. These costs were primarily comprised of professional fees, recorded in selling, general and administrative expenses in the consolidated statement of operations. The transaction costs are not expected to be deductible for tax purposes.

Results of the SportsHub Subsequent to the Acquisition

The SportsHub Acquisition had revenues and net income of $951,194 and $42,908 respectively, which includes the impact of purchase accounting adjustments. These results are included in the consolidated statements of operations for the period from December 22, 2022 through December 31, 2022. The financial results of the SportsHub Acquisition have been included in the Company’s SportsHub segment from the date of acquisition.

Unaudited Pro Forma Information

The following unaudited supplemental pro forma financial information presents the financial results for the years ended December 31, 2022 and 2021 as if the MTS Merger, FourCubed and SportsHub Acquisition had occurred on January 1, 2021. The pro forma financial information includes, where applicable, adjustments for: (i) additional amortization expense of $486,141 and $1,324,900 that would have been recognized related to the acquired intangible assets in 2022 and 2021, respectively, (ii) transaction costs and other one-time non-recurring costs which reduced expenses by $5,468,201 in 2021, and (iii) additional interest expense of $94,685 and $119,095 in 2022 and 2021, respectively, from the new debt arrangement described in Note 8.

The pro forma financial information excludes adjustments for estimated cost synergies or other effects of the integration of MTS, FourCubed and SportsHub:

	2022	2021

Revenues	$12,108,434	$19,695,782

Loss from continuing operations	(28,420,775)	(90,132,215)
Less: dividends accrued on series B preferred stock	—	(782,887)
Net loss from continuing operations available to ordinary shareholders	(28,420,775)	(90,915,102)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	70,024	(49,000)
Net loss available to ordinary shareholders	(28,350,751)	(90,964,102)

Basic and diluted:
Net loss from continuing operations per share	$(11.40)	$(63.60)
Net loss from discontinued operations per share	—	—
Net loss per share	$(11.40)	$(63.60)

The pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of the operating results that would have been achieved had the SportsHub, MTS Merger and FourCubed Acquisition been completed as of the date indicated or the results that may be obtained in the future.